ML LIFE INSURANCE COMPANY OF NEW YORK
ML of New York Variable Annuity Separate Account D
Supplement Dated June 14, 2010
to the
Prospectus For
Merrill Lynch Investor Choice Annuity®
(IRA Series)
Dated May 1, 2010
This supplement updates the Prospectus for Merrill Lynch Investor Choice Annuity (IRA Series) issued by ML Life Insurance Company of New York.
The following hereby amends the corresponding paragraphs in the “FEATURES AND BENEFITS OF THE CONTRACT, Signature Guarantee” section of the prospectus.
Signature Guarantee
As protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:
•	All written requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a contract owner’s account;

•	Any written disbursement request made on or within 15 days of an ownership change;

•	Any electronic disbursement on or within 15 days of a change to electronic funds transfer instructions;

•	Any disbursement request when the Company has been directed to send proceeds to a different personal address from the address of record for the contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement requests made in connection with exchanges of one annuity contract for another with the same owner in a “tax-free exchange”;

•	All written requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an originating or guaranteed signature on file.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:
•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions.
The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.
A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

The following hereby amends the corresponding Appendix in the prospectus.
Appendix E — GMIB and GMWB Investment Categories

GMIB and GMWB
Investment Category	Subaccounts
Large Cap	BlackRock Basic Value, BlackRock Fundamental Growth, BlackRock Large Cap Core, BlackRock Large Cap Growth, BlackRock Large Cap Value, BlackRock S&P 500 Index, Invesco Basic Value, AllianceBernstein Value, Allianz CCM Capital Appreciation, American Funds® Growth Fund of America®, American Funds® Investment Company of America®, Davis New York Venture, Dreyfus Appreciation, Federated Capital Appreciation, Lord Abbett Affiliated, Marsico Growth Fund, Oppenheimer Capital Appreciation, Allianz NFJ Divided Value, Eaton Vance Large-Cap Value, Janus Forty Fund, Oppenheimer Main Street, Pioneer Fund, Transamerica WMC Diversified Growth, Van Kampen Comstock

Mid Cap	Invesco Mid Cap Core Equity, Federated Kaufmann, Lord Abbett Mid-Cap Value, Janus Enterprise Fund, Seligman Capital, Transamerica Growth Opportunities

Small Cap	BlackRock Value Opportunities, AllianceBernstein Small/Mid Cap Value, Columbia Acorn USA, Delaware Trend, Oppenheimer Main Street Small Cap, Allianz NFJ Small Cap Value, Pioneer Growth Opportunities Fund, JPMorgan Small Cap Growth, Transamerica Small/Mid Cap Value

International	American Funds® — EuroPacific Growth, Templeton Foreign, Templeton Growth, Pioneer Emerging Markets, AllianceBernstein International Value, BlackRock International Value, Columbia Acorn International, BlackRock Global Growth Fund, Inc.

Balanced	BlackRock Global Allocation Fund, American Funds® Income Fund of America®

Money Market	Ready Assets Prime Money Fund

Fixed Income	BlackRock Total Return, BlackRock Government Income, BlackRock High Income, American Funds® Bond Fund of America®, Eaton Vance Floating-Rate, Lord Abbett Bond-Debenture, PIMCO Real Return, PIMCO Total Return, Pioneer High Yield, PIMCO Low Duration, Transamerica Flexible Income

Alternative	Cohen & Steers Realty Income, JPMorgan Multi-Cap Market Neutral, PIMCO CommodityRealReturn® Strategy, Pioneer Real Estate Shares
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If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524, or write the Service Center at 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001.